Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company's Commitments
The Company's commitments as at December 31, 2024 are below:

U.S.$ millions	Total	2025	2026	2027	2028	2029	Thereafter
Long-term debt principal repayments	5,756	—	—	700	—	1,000	4,056
Interest payments	5,165	327	330	316	294	280	3,618
Transportation by other parties [1]	13	10	3	—	—	—	—
Capital expenditures [2]	125	120	5	—	—	—	—
Other	3	1	1	1	—	—	—
	11,062	458	339	1,017	294	1,280	7,674
1.Contractual obligations are based on demand volumes and exclude any variable charges incurred when volumes flow.
2.Capital expenditures primarily relate to expenditures for the Blackrod Connection Project. Amounts are estimates and subject to variability based on timing of construction and project requirements. Expenditures include obligations for growth projects and are presented based on projects proceeding as currently planned. Any changes to projects including timing or possible cancellation could change these estimates.